Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue	$ 5,806	$ 9,094	$ 7,633
Cost of revenue	3,701	5,290	4,464
Gross profit	2,105	3,804	3,169
Research and development expenses	866	577	1,048
Selling and marketing expenses	1,158	1,367	3,170
General and administrative expenses	3,161	3,325	1,732
Other expenses (income)	(48)	5
Operating Loss	(3,032)	(1,470)	(2,781)
Listing expenses		879
Finance expenses	104	124	104
Finance income	(78)	(127)	(67)
Loss before income tax	(3,058)	(2,346)	(2,818)
Income tax expenses	6	1	1
Net Loss	(3,064)	(2,347)	(2,819)
Amounts that shall not be subsequently reclassified to profit and loss:
Gain (loss) from remeasurement of defined benefit plans	(20)	3	6
Total comprehensive Loss attributed to the shareholders of the Company	$ (3,084)	$ (2,344)	$ (2,813)
Basic loss per share (in $) (in Dollars per share)	$ (0.4854)	$ (0.4505)	$ (0.8916)
Weighted average of the number of ordinary shares used to calculate basic earnings per share (in Shares)	6,311,795	5,210,317	3,161,779
Diluted loss per share (in $) (in Dollars per share)	$ (0.4854)	$ (0.4505)	$ (0.8916)
Weighted average of the number of ordinary shares used to calculate diluted earnings per share (in Shares)	6,311,795	5,210,317	3,161,779